Financial Instruments (Schedule of Aging of Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Not past due nor impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 80,403	$ 67,994